Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Property Plant and Equipment Expected Useful Lives

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation of property, plant and equipment is provided using the straight-line method over their expected useful lives, as follows:

Categories	Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Schedule of Intangible Assets Estimated Useful Lives	Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:
Categories	Useful life
Land use rights	50 years
Trademark	5 years
Software	3 years

Schedule of Disaggregation of Revenue	The following table sets forth the disaggregation of the Company’s revenue for the six months ended March 31, 2026 and 2025, respectively:
	For the Six Months Ended March 31,
	2026	2025
Revenue from sales of self-manufactured TCMD products	$5,850,980	$6,978,932
Revenue from sales of third-party products	3,185,210	2,173,983
Total revenue	$9,036,190	$9,152,915

Schedule of Currency Exchange Rate

The following table sets forth the currency exchange rates used in preparing the unaudited condensed consolidated financial statements in this report:

	March 31, 2026	March 31, 2025	September 30, 2025
Period-end US$: RMB exchange rate	6.8980	7.2567	7.1190
Period-end US$: HK exchange rate	7.8400	7.7799	7.7809
Period average US$: RMB exchange rate	7.0061	7.2308	7.2125
Period average US$: HK exchange rate	7.7954	7.7771	7.7948